Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve For Warrants [member]	Accumulated deficit [member]	Shareholders' equity [member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2022	$ 163,946	$ 6,825	$ 1,700	$ (123,673)	$ 48,798	$ 2,361	$ 51,159
Balance, number (in shares) at Aug. 31, 2022	276,146,184
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments	$ 227	(227)
Shares issued for share-based payments, (In Shares)	442,500
Share-based compensation expense		809			809		809
Witholding tax impact on RSUs		(94)			(94)		(94)
Net income for the period				3,512	3,512	1,648	5,160
Ending balance, value at Nov. 30, 2022	$ 164,173	7,313	1,700	(120,161)	53,025	4,009	57,034
Balance, number (in shares) at Nov. 30, 2022	276,588,684
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments	$ 448	(452)			(4)		(4)
Shares issued for share-based payments, (In Shares)	681,014
Share-based compensation expense		1,888			1,888		1,888
Witholding tax impact on RSUs		148			148		148
Shares issued for cash, net of share issuance costs	$ 105				105		105
Shares issued for cash, net of share issuance costs, (In Shares)	200,000
Shares issued for cashless exercise of options	$ 90	(90)
Shares issued for cashless exercise of options, (In shares)	155,619
Net (loss) income for the period				(1,262)	(1,262)	3,147	1,885
Ending balance, value at Aug. 31, 2023	$ 164,816	8,807	1,700	(121,423)	53,900	7,156	61,056
Balance, number (in shares) at Aug. 31, 2023	277,625,317
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 12)	$ 642	(632)			10		10
Shares issued for share-based payments, (In Shares)	1,465,417
Share-based compensation expense (Note 12)		865			865		865
Witholding tax impact on share-based payments		(357)			(357)		(357)
Net (loss) income for the period				(966)	(966)	927	(39)
Ending balance, value at Nov. 30, 2023	$ 165,458	$ 8,683	$ 1,700	$ (122,389)	$ 53,452	$ 8,083	$ 61,535
Balance, number (in shares) at Nov. 30, 2023	279,090,734